Summary of Significant Accounting Policies - Schedule of Fair Value Measurement of Level 3 Financial Assets and Liabilities (Details) - Significant unobservable inputs [Member] - USD ($)
$ in Thousands
		3 Months Ended				9 Months Ended				12 Months Ended
		Sep. 30, 2025		Sep. 30, 2024		Sep. 30, 2025		Sep. 30, 2024		Dec. 31, 2024		Dec. 31, 2023
Schedule of Fair Value Measurement of Level 3 Financial Assets and Liabilities [Line Items]
Balance at beginning of period				$ 229,199
Fair Value Adjustments	[1]			(71,477)
Relating to Undistributed Earnings				874
Purchases/ Originations				27,727
Sales
Settlements/ Repayments				(34,619)
Transfer in and/or out of Level 3
Balance at End of Period				151,704				$ 151,704
Change in unrealized gains (losses)	[2]			(71,478)
Contingent consideration [Member]
Schedule of Fair Value Measurement of Level 3 Financial Assets and Liabilities [Line Items]
Balance at beginning of period		$ 4,608		25,216		$ 4,538		25,194		$ 25,194		$ 30,773
Fair Value Adjustments		(4,560)	[1]	373	[1]	(4,394)	[3]	513	[3]	850	[4]	(4,170)	[4]
Relating to Undistributed Earnings
Purchases/ Originations
Sales
Settlements/ Repayments		(48)		(5,048)		(144)		(5,166)		(10,693)		(1,409)
Transfer in and/or out of Level 3										(10,813)
Balance at End of Period				20,541				20,541		4,538		25,194
Change in unrealized gains (losses)		4,560	[2]	(373)	[2]	4,394	[5]	(513)	[5]
Liability-classified warrants [Member]
Schedule of Fair Value Measurement of Level 3 Financial Assets and Liabilities [Line Items]
Balance at beginning of period		4,160
Fair Value Adjustments		4,340	[1]			640	[3]
Relating to Undistributed Earnings
Purchases/ Originations						7,860
Sales
Settlements/ Repayments
Transfer in and/or out of Level 3
Balance at End of Period		8,500				8,500
Change in unrealized gains (losses)		(4,340)	[2]			(640)	[5]
Embedded derivative [Member]
Schedule of Fair Value Measurement of Level 3 Financial Assets and Liabilities [Line Items]
Balance at beginning of period
Fair Value Adjustments	[3]					(8,119)
Relating to Undistributed Earnings
Purchases/ Originations						11,244
Sales
Settlements/ Repayments						(3,125)
Transfer in and/or out of Level 3
Balance at End of Period
Change in unrealized gains (losses)	[5]					8,119
Equity securities [Member]
Schedule of Fair Value Measurement of Level 3 Financial Assets and Liabilities [Line Items]
Balance at beginning of period		27,726		114,982		40,516		452,581		452,581		153,972
Fair Value Adjustments		645	[1]	(66,349)	[1]	(3,003)	[3]	(325,310)	[3]	(349,918)	[4]	(4,600)	[4]
Relating to Undistributed Earnings								20		20		(22)
Purchases/ Originations		175,599		49		201,466		665		3,862		341,802
Sales						(10,000)		(78,197)		78,197		44,383
Settlements/ Repayments		(174,993)		13,266		(200,002)		13,266		13,245
Transfer in and/or out of Level 3								(1,077)
Balance at End of Period		28,977		61,948		28,977		61,948		40,516		452,581
Change in unrealized gains (losses)		644	[2]	(66,346)	[2]	(3,655)	[5]	(327,675)	[5]
Loans receivable at fair value [Member]
Schedule of Fair Value Measurement of Level 3 Financial Assets and Liabilities [Line Items]
Balance at beginning of period		48,980				90,103		532,419		532,419		701,652
Fair Value Adjustments		1,299	[1]			(5,997)	[3]	(259,260)	[3]	(325,499)	[4]	20,225	[4]
Relating to Undistributed Earnings								5,136		5,420		(3,105)
Purchases/ Originations		47,580				106,212		65,832		107,025		531,844
Sales						(10,415)		(22,785)		30,936		84,984
Settlements/ Repayments		(42,841)				(124,885)		(169,638)		(198,326)		(632,963)
Transfer in and/or out of Level 3
Balance at End of Period		55,018		$ 151,704		55,018		151,704		$ 90,103		$ 532,419
Change in unrealized gains (losses)		1,183	[2]			(8,834)	[5]	$ (267,549)	[5]
Other assets [Member]
Schedule of Fair Value Measurement of Level 3 Financial Assets and Liabilities [Line Items]
Balance at beginning of period		1,029
Fair Value Adjustments	[1]	(1,029)
Relating to Undistributed Earnings
Purchases/ Originations
Sales
Settlements/ Repayments
Transfer in and/or out of Level 3
Balance at End of Period
Change in unrealized gains (losses)	[2]	$ (1,029)

[1]	Fair value adjustments during the three months ended September 30, 2025 includes the following: $645 of realized and unrealized gains (losses) on equity securities is comprised of $(37) included in “Trading gains (losses), net” and $682 included in “Realized and unrealized gains (losses) on investments”, $1,299 of fair value adjustments on loans included in “Fair value adjustments on loans”, $(1,029) of realized and unrealized losses related to other assets which is comprised of $(127) recorded to “Trading gains (losses), net” and $(902) recorded to “Realized and unrealized gains (losses) on investments”, $4,560 of realized and unrealized gains related to contingent consideration included in “Selling, general and administrative expenses”, and $(4,340) of unrealized gains related to liability-classified warrants included in “Change in fair value of financial instruments and other” line items in the unaudited condensed consolidated statements of operations. Fair value adjustments during the three months ended September 30, 2024 includes the following: $(66,349) of realized and unrealized gains (losses) on equity securities is comprised of $(15,127) of realized and unrealized gains (losses) included in “Trading gains (losses), net” and $(51,222) of realized and unrealized gains (losses) included in “Realized and unrealized gains (losses) on investments”, $(71,477) of fair value adjustments on loans included in “Fair value adjustments on loans”, and $(373) related to contingent consideration included in “Selling, general and administrative expenses” line items in the unaudited condensed consolidated statements of operations.
[2]	For the three months ended September 30, 2025 and 2024, the change in unrealized gains (losses) is related to financial instruments held at the end of each respective reporting period.
[3]	Fair value adjustments during the nine months ended September 30, 2025 includes the following: $(3,003) of realized and unrealized gains (losses) on equity securities is comprised of $(1,212) included in “Trading gains (losses), net” and $(1,791) of realized and unrealized gains (losses) included in “Realized and unrealized gains (losses) on investments”, $(5,997) of fair value adjustments on loans included in “Fair value adjustments on loans”, $4,394 of realized and unrealized gains related to contingent consideration included in “Selling, general and administrative expenses”, $(640) of realized and unrealized losses related to liability-classified warrants included in “Change in fair value of financial instruments and other”, and $8,119 of unrealized gains related to embedded derivatives included in “Change in fair value of financial instruments and other” line items in the unaudited condensed consolidated statements of operations. Fair value adjustments during the nine months ended September 30, 2024 includes the following: $(325,310) of realized and unrealized gains (losses) on equity securities is comprised of $(64,632) of realized and unrealized gains (losses) included in fair value adjustments on loans and $(260,678) of realized and unrealized gains (losses) included in “Realized and unrealized gains (losses) on investments”, $(259,260) of fair value adjustments on loans included in “Fair value adjustments on loans”, and $(513) related to contingent consideration included in “Selling, general and administrative expenses” line items in the unaudited condensed consolidated statements of operations.
[4]	Fair value adjustments during the year ended December 31, 2024 includes the following: $(349,918) of realized and unrealized gains (losses) on equity securities is comprised of $(70,437) of realized and unrealized gains (losses) included in trading (loss) income and $(279,481) of realized and unrealized gains (losses) included in other income (loss) — realized and unrealized gains (losses) on investments, $(325,499) of fair value adjustments on loans included in fair value adjustments on loans, and $850 related to contingent consideration included in selling, general and administrative expenses in the consolidated statement of operations. Fair value adjustments during the year ended December 31, 2023 includes the following: $(4,600) of realized and unrealized gains (losses) on equity securities is comprised of $10,883 of realized and unrealized gains (losses) included in trading (loss) income and $(15,483) of realized and unrealized gains (losses) included in other income (loss) — realized and unrealized gains (losses) on investments, $20,225 of fair value adjustments on loans included in fair value adjustments on loans, and $(4,170) related to contingent consideration included in selling, general and administrative expenses in the consolidated statement of operations.
[5]	For the nine months ended September 30, 2025 and 2024, the change in unrealized gains (losses) is related to financial instruments held at the end of each respective reporting period.